UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
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Address:  3060 PEACHTREE ROAD, NW SUITE 1555
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          ATLANTA GA  30066
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Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   SAMUEL R. SHAPIRO
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Title:  PRESIDENT
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Phone:  404-842-9600
        ----------------------------------------

Signature, Place, and Date of Signing:

_______________________                              ___________________
                               ---------------
    [Signature]                 [City, State]               [Date]

Report Type       (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[  ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number             Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:      Shapiro Capital Management 09/30/2002

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            37


Form 13F Information Table Value Total:          $752,966  (thousands)
                                                 ----------

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]







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                                                                       FORM 13F

                                                                   (SEC USE ONLY)
Page 1 of 2                               Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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
Walter Industries, Inc.           common      93317Q105   $57,022,880     4,643,557   a                          a
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Chiquita Brands International     common      170032809   $49,244,094     3,187,320   a                          a
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Hanover Compressor Co.            common      410768105   $45,622,129     5,496,642   a                          a
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Tom Brown Inc.                    common      115660201   $43,958,359     1,919,579   a                          a
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US Cellular                       common      911684108   $43,563,353     1,472,730   a                          a
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Wabtec Corporation                common      929740108   $43,349,251     3,078,782   a                          a
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PerkinElmer, Inc.                 common      714046109   $43,013,171     7,892,325   a                          a
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Sybron Dental Specialties         common      871142105   $41,955,954     2,998,996   a                          a
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Post Properties, Inc.             common      737464107   $41,864,250     1,611,403   a                          a
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R.H. Donnelley Corp               common      74955w307   $41,111,330     1,581,205   a                          a
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Earthlink Inc.                    common      270321102   $39,830,131     7,458,826   a                          a
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Playtex Products, Inc.            common      72813P100   $39,754,780     4,671,537   a                          a
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Broadwing Inc.                    common      111620100   $33,864,336    17,103,200   a                          a
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CNA Surety Corporation            common      12612L108   $33,509,335     2,538,586   a                          a
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Gartner, Inc. CL B              B common      366651206   $32,461,040     4,057,630   a                          a
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Instinet Group Incorporated       common      457750107   $28,102,120     9,065,200   a                          a
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Encore Acquisition Company        common      29255w100   $27,213,235     1,654,300   a                          a
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Primedia, Inc.                    common      74157K101   $20,350,067    14,640,336   a                          a
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Tredegar Corporation              common      894650100   $16,517,778       986,136   a                          a
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Sensient Technologies, Corp.      common      81725T100   $13,233,719       626,300   a                          a
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Gray Television Inc CL B        B common      389375106    $9,474,444       865,246   a                          a
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OGE Energy Corp.                  common      670837103    $7,950,021       471,252   a                          a
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                   SUBTOTAL                              $752,965,777    98,021,088
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Page 2 of 2

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
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Viasys Healthcare                 common      92553Q209    $7,265,720       471,800   a                          a
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Gen-Probe Inc.                    common      36866t103    $6,859,060       403,000   a
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Gartner, Inc.                     common      366651107    $6,040,170       745,700   a                          a
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AGL Resources                     common      001204106    $5,314,854       240,600   a                          a
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Merck & Co. Inc                   common      589331107    $3,199,700        70,000   a
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Telephone and Data Systems        common      879433100    $3,178,350        63,000   a                          a
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Marathon Oil Corp                 common      565849106    $2,948,400       130,000   a                          a
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Bull Run Corporation              common      120182100    $2,652,170     3,683,570   a                          a
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NDCHealth Corp                    common      639480102    $2,170,780       139,600   a                          a
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Liberty Media Corp-A              common      530718105    $1,726,790       240,500   a                          a
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AT&T Wireless Services Inc.       common      00209A106    $1,280,290       310,750   a                          a
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Rayovac Corporation               common      755081106    $1,241,045       101,725   a
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Corning Inc.                      common      219350105      $793,008       495,630   a                          a
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American Annuity               Preferred      023833205      $391,560        15,600   a                          a
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Sotheby's Holdings, Inc.          common      835898107      $350,000        50,000   a
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                    TOTAL                                $798,377,674   105,182,563
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                      37                                 $798,377,674   105,182,563

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